Reporting Entity	12 Months Ended
Dec. 31, 2019
Reporting Entity [Abstract]
Reporting entity

1. Reporting entity

Auris Medical Holding Ltd. (the "Company") is an exempted company incorporated in Bermuda and is subject to Bermuda law. The Company's registered address is Clarendon House, 2 Church Street, Hamilton HM11, Bermuda. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the "Group" and individually as "Group entities"). The Company is the ultimate parent of the following Group entities:

●	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000

●	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Zilentin AG, Zug, Switzerland (100%), with a nominal share capital of CHF 100,000

●	Auris Medical Inc., Chicago, United States (100%) with a nominal share capital of USD 15,000

●	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100

On April 22, 2014, the Company changed its name from Auris Medical AG to Auris Medical Holding AG. On May 21, 2014 the domicile of Auris Medical Holding AG was transferred from Basel to Zug. On March 13, 2018, the Company ("Auris OldCo") merged (the "Merger") into Auris Medical NewCo Holding AG ("Auris NewCo"), a newly incorporated, wholly-owned Swiss subsidiary following shareholder approval at an extraordinary general meeting of shareholders held on March 12, 2018. Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 (pre-2019 Reverse Share Split) common shares with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) each. Pursuant to the Merger, the Company's shareholders received one common share with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) of Auris NewCo for every 10 of the Company's common shares held prior to the Merger, effectively resulting in a "reverse stock split" at a ratio of 10-for-1. Auris NewCo changed its name to "Auris Medical Holding AG" following consummation of the Merger. Following shareholder approval at an extraordinary general meeting of shareholders held on March 8, 2019 and upon the issuance of a certificate of continuance by the Registrar of Companies in Bermuda on March 18, 2019, the Company discontinued as a Swiss company and, pursuant to Article 163 of the Swiss Federal Act on Private International Law and pursuant to Section 132C of the Companies Act 1981 of Bermuda (the "Companies Act"), continued existence under the Companies Act as a Bermuda company with the name "Auris Medical Holding Ltd." (the "Redomestication"). The common shares of Auris Medical Holding Ltd. trade on the Nasdaq Capital Market under the trading symbol "EARS."

The Group is primarily involved in the development of pharmaceutical products for the treatment of inner ear disorders and central nervous system disorders, in particular vertigo and prevention of antipsychotic-induced weight gain and somnolence. These programs have gone through two Phase 1 trials and have moved into proof-of-concept studies in 2019.

On May 1, 2019, the Company effected a one-for-twenty reverse share split (the "2019 Reverse Share Split") of the Company's issued and outstanding as well as unissued common shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of common shares in this report have been retrospectively adjusted for the 2019 Reverse Share Split.